UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-08991

          BlackRock High Yield Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock High Yield Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock High Yield Trust (BHY)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—135.3%
			Corporate Bonds—131.7%
			Aerospace & Defense—4.7%
			AAR Corp.,
BB-	$ 435	[2]	6.875%, 12/15/07	$ 436,087
NR	350		Ser. A2, 8.39%, 5/15/11	353,500
B	435		Argo-Tech Corp., 9.25%, 6/01/11	449,138
B+	125		Armor Holdings, Inc., 8.25%, 8/15/13	130,000
NR	1,500	[3]	Condor Systems, Inc., Ser. B, 11.875%, 5/01/09	—
B	680		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	703,800
B	100		DRS Technologies, Inc., 7.625%, 2/01/18	100,375
BB	40		Sequa Corp., 9.00%, 8/01/09	42,100

			Total Aerospace & Defense	2,215,000

			Automotive—2.8%
			Autonation, Inc.,
BB+	90	[4]	7.00%, 4/15/14	88,425
BB+	80	[4,5]	7.507%, 4/15/13	80,600
BB-	20	[4,5]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.905%, 5/15/14	20,100
Caa2	150	[5]	Delco Remy Intl., Inc., 9.507%, 4/15/09	146,250
Caa3	50		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	38,375
B-	150		Keystone Automotive Operations, Inc., 9.75%, 11/01/13	142,875
B	105		Lear Corp., Ser. B, 8.11%, 5/15/09	102,506
CCC+	455		Metaldyne Corp., 10.00%, 11/01/13	436,800
CCC+	300		Stanadyne Corp., 10.00%, 8/15/14	290,250

			Total Automotive	1,346,181

			Basic Materials—14.6%
			Abitibi-Consolidated, Inc. (Canada)
B+	140		6.00%, 6/20/13	114,100
B+	120		8.375%, 4/01/15	109,500
B+	185		AK Steel Corp., 7.75%, 6/15/12	182,687
B2	205		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	218,069
BB-	150		Arch Western Finance LLC, 7.25%, 7/01/13	142,875
B	70	[4,5]	BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC, 11.007%, 7/15/10	71,400
BB-	130	[5]	Bowater, Inc., 8.329%, 3/15/10	132,275
BB-	175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	164,063
B+	170		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	151,300
BB-	305		Century Alum Co., 7.50%, 8/15/14	300,806
BB+	50		Chemtura Corp., 6.875%, 6/01/16	48,500
			Domtar, Inc. (Canada)
B+	40		7.125%, 8/15/15	35,450
B+	180		7.875%, 10/15/11	172,350
B+	90		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	90,788
			Equistar Chemicals LP/Equistar Funding Corp.,
BB-	50		8.75%, 2/15/09	51,625
BB-	115		10.125%, 9/01/08	121,181
BB-	100		10.625%, 5/01/11	107,250
Ba1	50		Hercules, Inc., 6.60%, 8/01/27	49,625
			Huntsman LLC,
Ba3	365		11.625%, 10/15/10	402,412
B2	95		12.00%, 7/15/12	105,925
BB	35		IMC Global, Inc., Ser. B, 10.875%, 6/01/08	37,319
B2	190	[4]	Ineos Group Holdings PLC, 8.50%, 2/15/16 (United Kingdom)	177,888
CCC+	645		Innophos, Inc., 8.875%, 8/15/14	646,612
Baa3	325		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	348,969
BBB	366		Ispat Inland ULC, 9.75%, 4/01/14 (Canada)	406,717
B+	75		Jacuzzi Brands, Inc., 9.625%, 7/01/10	79,125
			Lyondell Chemical Co.,
BB-	260		10.50%, 6/01/13	284,700
BB-	230		Ser. A, 9.625%, 5/01/07	234,600
BB	100		Millennium America, Inc., 9.25%, 6/15/08	101,500
B-	340		Nalco Co., 8.875%, 11/15/13	345,100

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Basic Materials—(cont’d)
			NewPage Corp.,
B3	$ 450		10.00%, 5/01/12	$ 466,875
CCC+	80		12.00%, 5/01/13	83,600
			Nova Chemicals Corp. (Canada)
BB	25		6.50%, 1/15/12	23,250
BB	465	[5]	8.405%, 11/15/13	470,812
			Rhodia SA (France)
B-	169		8.875%, 6/01/11	172,169
B-	153		10.25%, 6/01/10	166,005
BB	125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	117,188

			Total Basic Materials	6,934,610

			Building & Development—4.2%
B+	40	[5]	Ainsworth Lumber Co. Ltd., 9.249%, 10/01/10 (Canada)	36,400
B2	150	[4]	Compression Polymers Corp., 10.50%, 7/01/13	153,750
B	575		ERICO Intl. Corp., 8.875%, 3/01/12	589,375
			Goodman Global Holding Co., Inc.,
B-	160		7.875%, 12/15/12	148,800
B2	32	[5]	8.329%, 6/15/12	32,000
BB+	250		K Hovnanian Enterprises, Inc., 6.25%, 1/15/15	216,250
			North American Energy Partners, Inc. (Canada)
Caa1	335		8.75%, 12/01/11	333,325
B3	375		9.00%, 6/01/10	386,250
B+	125		WCI Communities, Inc., 7.875%, 10/01/13	107,031

			Total Building & Development	2,003,181

			Business Equipment & Services—0.1%
BBB-	60		Xerox Corp., 6.875%, 8/15/11	60,300

			Consumer Products—7.7%
B3	50		ALH Finance LLC, 8.50%, 1/15/13	48,625
CCC+	165	[5]	Ames True Temper, Inc., 9.507%, 1/15/12	162,525
CCC+	160	[4]	Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14	153,200
B3	150		Cenveo Corp., 7.875%, 12/01/13	146,250
B3	90	[4]	Education Management LLC/Education Management Corp., 8.75%, 6/01/14	90,225
B-	190		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	166,725
B	294		Gold Kist, Inc., 10.25%, 3/15/14	307,965
B-	230	[4]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	211,600
B-	500		Lazydays RV Center, Inc., 11.75%, 5/15/12	473,750
B	505		Levi Strauss & Co., 10.258%, 4/01/12	51,375
CCC-	380		Merisant Co., 9.50%, 7/15/13	247,000
C	1,200	[2]	Nebco Evans Holding Co., 1.00%, 7/15/07	—
B2	95		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	100,106
B3	60	[4,5]	Nutro Products, Inc., 9.23%, 10/15/13	61,500
B	265		Pantry, Inc., 7.75%, 2/15/14	263,675
			Quebecor World Capital Corp. (Canada)
BB-	20		6.125%, 11/15/13	16,491
BB-	150	[4]	8.75%, 3/15/16	137,815
BB-	100		Quiksilver, Inc., 6.875%, 4/15/15	92,500
BB+	120	[4]	Reynolds American, Inc., 7.625%, 6/01/16	121,800
CCC	125		Spectrum Brands, Inc., 7.375%, 2/01/15	94,063
			United Rentals NA, Inc.,
B	640		7.00%, 2/15/14	590,400
B	130		7.75%, 11/15/13	124,150

			Total Consumer Products	3,661,740

			Containers & Packaging—3.5%
B+	160	[4]	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	159,200
B	540		Crown Cork & Seal, Inc., 8.00%, 4/15/23	498,150
B	115		Crown European Holdings SA, 7.375%, 12/15/26	101,200
CCC+	110		Graham Packaging Co., Inc., 8.50%, 10/15/12	106,975
B-	85	[4]	Packaging Dynamics Finance Corp., 10.00%, 5/01/16	84,788
CCC+	290	[4]	Pregis Corp., 12.375%, 10/15/13	301,600
B+	412		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	425,905

			Total Containers & Packaging	1,677,818

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Ecological Services & Equipment—0.8%
			Allied Waste NA, Inc.,
BB-	$ 115		Ser. B, 5.75%, 2/15/11	$ 108,819
BB-	80		Ser. B, 8.50%, 12/01/08	83,000
CCC	185		Waste Services, Inc., 9.50%, 4/15/14	189,162

			Total Ecological Services & Equipment	380,981

			Energy—22.7%
B+	137		AES Red Oak LLC, Ser. A, 8.54%, 11/30/19	144,801
Ba2	195		ANR Pipeline Co., 9.625%, 11/01/21	232,537
B2	115		Aquila Finance Corp., 7.75%, 6/15/11 (Canada)	119,744
Ba1	146		CE Generation LLC, 7.416%, 12/15/18	149,789
B	100	[4]	Chaparral Energy, Inc., 8.50%, 12/01/15	100,000
			Chesapeake Energy Corp.,
BB	110		6.375%, 6/15/15	103,400
BB	250		6.625%, 1/15/16	238,125
BB	20		6.875%, 11/15/20	18,750
			CMS Energy Corp.,
BB-	10		7.50%, 1/15/09	10,163
BB-	45		8.50%, 4/15/11	47,306
Ba2	40		Colorado Interstate Gas Co., 6.80%, 11/15/15	38,950
			Compagnie Generale de Geophysique SA (France)
BB-	90		7.50%, 5/15/15	87,975
BB-	50	[4]	7.50%, 5/15/15	49,188
B	385		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	367,675
B	70	[4]	Copano Energy LLC, 8.125%, 3/01/16	70,175
B+	30		Denbury Resources, Inc., 7.50%, 12/15/15	30,000
B3	60		Dresser, Inc., 9.375%, 4/15/11	61,200
B	165		Dynegy Danskammer LLC, Ser. A, 7.27%, 11/08/10	164,381
CCC+	260		East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	258,700
			El Paso Corp.,
B	60	[4]	7.75%, 6/15/10	61,275
B	250	[4]	9.625%, 5/15/12	274,375
B	215	[4]	10.75%, 10/01/10	237,037
Ba2	65		El Paso Natural Gas Co., 7.625%, 8/01/10	66,056
B+	665		Elwood Energy LLC, 8.159%, 7/05/26	720,924
			Encore Acquisition Co.,
B	40		6.00%, 7/15/15	36,400
B	30		7.25%, 12/01/17	28,725
B-	275		Exco Resources, Inc., 7.25%, 1/15/11	268,125
BB-	65		Frontier Oil Corp., 6.625%, 10/01/11	63,213
BB+	50		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	46,875
B	195		Hanover Compressor Co., 8.625%, 12/15/10	200,850
			Hilcorp Energy I LP/Hilcorp Finance Corp.,
B	115	[4]	7.75%, 11/01/15	112,125
B	170	[4]	10.50%, 9/01/10	184,237
BBB-	98		Homer City Funding LLC, 8.734%, 10/01/26	108,666
BB-	5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,675
B-	380		KCS Energy, Inc., 7.125%, 4/01/12	362,900
			Midwest Generation LLC,
Ba3	95		8.75%, 5/01/34	100,938
B+	96		Ser. B, 8.56%, 1/02/16	100,803
			Mirant Americas Generation LLC,
B3	245		8.30%, 5/01/11	238,875
B3	135		8.50%, 10/01/21	124,538
B3	195		9.125%, 5/01/31	187,200
B2	610		Mission Energy Holdings Co., 13.50%, 7/15/08	681,675
BB-	30		Newfield Exploration Co., 6.625%, 9/01/14	28,950
			NRG Energy, Inc.,
B+	130		7.25%, 2/01/14	127,237
B+	385		7.375%, 2/01/16	376,337
B-	380		Orion Power Holdings, Inc., 12.00%, 5/01/10	434,150
BB-	70		Plains Exploration & Production Co., 7.125%, 6/15/14	69,300
			Pogo Producing Co.,
B+	100		6.875%, 10/01/17	94,375
B+	55	[4]	7.875%, 5/01/13	55,688

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—(cont’d)
Ba2	$ 210		Pride Intl., Inc., 7.375%, 7/15/14	$ 211,575
B	185		Range Resources Corp., 7.375%, 7/15/13	186,156
			Reliant Energy, Inc.,
BB-	390		6.75%, 12/15/14	366,112
BB-	180		9.25%, 7/15/10	184,050
Ba2	40		Sithe Independence Funding, Ser. A, 9.00%, 12/30/13	42,463
B	150	[4,5]	Stone Energy Corp., 8.24%, 7/15/10	150,000
B-	200	[4]	Targa Resources, Inc., 8.50%, 11/01/13	195,000
Ba2	160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	175,000
			Transcontinental Gas Pipe Line Corp.,
BBB-	65		7.25%, 12/01/26	63,700
BBB-	400		Ser. B, 8.875%, 7/15/12	443,000
BBB-	130		TXU Corp., 6.55%, 11/15/34	115,915
B	495		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	490,050
			Williams Cos., Inc.,
BB+	355		7.625%, 7/15/19	359,881
BB+	125		8.75%, 3/15/32	135,312

			Total Energy	10,807,597

			Entertainment & Leisure—4.5%
B3	150		AMC Entertainment, Inc., 11.00%, 2/01/16	162,000
			Gaylord Entertainment Co.,
B-	280		6.75%, 11/15/14	262,500
B-	40		8.00%, 11/15/13	40,550
B3	210	[4]	Greektown Holdings LLC, 10.75%, 12/01/13	221,025
BB	60		MGM Mirage, 6.75%, 9/01/12	58,050
B	80	[4]	Pokagon Gaming Authority, 10.375%, 6/15/14	83,800
B	305		Poster Financial Group, Inc., 8.75%, 12/01/11	314,912
B-	185		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	178,988
B+	60	[4]	San Pasqual Casino, 8.00%, 9/15/13	60,150
BB	140		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	136,500
B+	100		Station Casinos, Inc., 6.625%, 3/15/18	88,625
B	435		Virgin River Casino, 9.00%, 1/15/12	441,525
B+	50		Warner Music Group, Inc., 7.375%, 4/15/14	48,250
B+	70		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	67,550

			Total Entertainment & Leisure	2,164,425

			Financial Institutions—19.0%
B+	185		AES Ironwood LLC, 8.857%, 11/30/25	198,026
			American Real Estate Partners LP/American Real Estate Finance Corp.,
BB	185		7.125%, 2/15/13	180,837
BB	300		8.125%, 6/01/11	304,500
B	238		BCP Crystal US Holdings Corp., 9.625%, 6/15/14 (Luxembourg)	256,445
Ba3	285		Crum & Forster Holdings Corp., 10.375%, 6/15/13	290,700
B+	500	[4]	Dow Jones CDX HY, Ser. 6-T1, 8.625%, 6/29/11	490,401
			E*Trade Financial Corp.,
Ba2	90		7.375%, 9/15/13	90,225
Ba2	70		7.875%, 12/01/15	72,537
			Fairfax Financial Holdings Ltd. (Canada)
Ba3	50		6.875%, 4/15/08	48,938
Ba3	273		7.75%, 4/26/12	242,970
Ba3	50		8.30%, 4/15/26	39,813
Ba3	2,500	[4]	First Dominion Funding II, Ser. 1A, 11.614%, 4/25/14 (Cayman Islands)	2,509,750
			Ford Motor Credit Co.,
BB	35		5.70%, 1/15/10	31,208
BB	175		7.25%, 10/25/11	158,954
BB	370		General Motors Acceptance Corp., 6.875%, 9/15/11-8/28/12	356,396
			iPayment, Inc.,
CCC+	360	[4]	9.75%, 5/15/14	359,100
NR	530	[2,4,5]	12.75%, 7/15/14	524,700
B-	400		K&F Acquisition, Inc., 7.75%, 11/15/14	391,000
B2	625	[4]	Nell AF SARL, 8.375%, 8/15/15 (Luxembourg)	607,031
			Rainbow National Services LLC,
B2	310	[4]	8.75%, 9/01/12	327,825
B3	490	[4]	10.375%, 9/01/14	547,575

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
Caa1	$ 565		Standard Aero Holdings, Inc., 8.25%, 9/01/14	$ 545,931
B-	30	[5]	Universal City Florida Holding Co. I/II, 10.239%, 5/01/10	30,825
Aa3	70		Western Financial Bank, 9.625%, 5/15/12	78,286
C	2,810	[4]	Zais Investment Grade Ltd., Class C, 9.95%, 9/23/14 (Cayman Islands)	332,646

			Total Financial Institutions	9,016,619

			Health Care—4.5%
B	320	[4]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	309,600
			Coventry Health Care, Inc.,
BBB-	80		5.875%, 1/15/12	78,043
BBB-	80		6.125%, 1/15/15	77,219
BB+	150		HCA, Inc., 5.50%, 12/01/09	146,625
			Healthsouth Corp.,
B3	550	[4]	10.75%, 6/15/16	520,438
B3	220	[4,5]	11.418%, 6/15/14	212,300
B-	135		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	140,400
B-	55		Select Medical Corp., 7.625%, 2/01/15	46,750
B	235		Tenet Healthcare Corp., 6.875%, 11/15/31	174,194
B-	405		Universal Hospital Services, Inc., 10.125%, 11/01/11	417,150
CCC+	40		Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14	38,000

			Total Health Care	2,160,719

			Industrials—5.3%
B	368		Blount, Inc., 8.875%, 8/01/12	372,600
B-	195		Concentra Operating Corp., 9.125%, 6/01/12	202,312
B+	163		JLG Industries, Inc., 8.375%, 6/15/12	169,928
Caa1	145		NationsRent Cos., Inc., 9.50%, 5/01/15	168,563
CCC+	210		Park-Ohio Industries, Inc., 8.375%, 11/15/14	188,475
CCC+	50		Polypore, Inc., 8.75%, 5/15/12	48,125
			RBS Global, Inc./Rexnord Corp.,
B3	270	[4]	9.50%, 8/01/14	270,675
CCC+	135	[4]	11.75%, 8/01/16	138,375
BB-	250		Rent-A-Center, Inc., 7.50%, 5/01/10	247,500
B3	450	[4]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	470,250
B+	55		Terex Corp., 7.375%, 1/15/14	55,000
Caa1	210		Trimas Corp., 9.875%, 6/15/12	193,725

			Total Industrials	2,525,528

			Media—12.9%
B-	285	[4]	Affinion Group, Inc., 10.125%, 10/15/13	291,412
CCC	160		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	148,000
B3	175	[5]	Cablevision Systems Corp., Ser. B, 9.62%, 4/01/09	185,938
Caa1	75		CCH II LLC/CCH II Capital Corp., Ser. B, 10.25%, 9/15/10	75,656
Caa1	605		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	612,562
B3	240	[4]	CMP Susquehanna Corp., 9.875%, 5/15/14	219,600
BB-	45		CSC Holdings, Inc., Ser. B, 7.625%, 4/01/11	45,563
BB	35		DirecTV Holdings LLC, 6.375%, 6/15/15	32,463
			Echostar DBS Corp.,
BB-	85		6.375%, 10/01/11	82,875
BB-	260	[4]	7.125%, 2/01/16	254,800
BB-	60	[5]	8.758%, 10/01/08	60,750
B2	105		Emmis Operating Co., 6.875%, 5/15/12	103,688
B	325		General Cable Corp., 9.50%, 11/15/10	347,750
B1	325		LIN Television Corp., 6.50%, 5/15/13	299,000
B	165		Medianews Group, Inc., 6.875%, 10/01/13	150,975
B2	240	[4]	Network Communications, Inc., 10.75%, 12/01/13	242,700
B3	440		Nexstar Finance, Inc., 7.00%, 1/15/14	397,100
B2	125	[4,5]	Paxson Communications Corp., 8.757%, 1/15/12	125,625
			Primedia, Inc.,
B2	410		8.00%, 5/15/13	359,262
B2	275	[5]	10.78%, 5/15/10	279,125
B	715		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	716,787
Ba1	165		Scholastic Corp., 5.00%, 4/15/13	143,679
CCC+	75	[4]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	74,156

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—(cont’d)
			Vertis, Inc.,
B3	$ 280		9.75%, 4/01/09	$ 282,800
Caa3	95	[4]	13.50%, 12/07/09	77,425
CCC	145		Ser. B, 10.875%, 6/15/09	143,913
Caa2	400		Young Broadcasting, Inc., 10.00%, 3/01/11	363,000

			Total Media	6,116,604

			Technology—6.8%
CCC+	580		Amkor Technology, Inc., 9.25%, 6/01/16	533,600
B+	350		Celestica, Inc., 7.625%, 7/01/13 (Canada)	344,750
B+	60	[4]	Hynix Semiconductor, Inc., 9.875%, 7/01/12 (South Korea)	64,425
B-	110		MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.00%, 12/15/14 (Luxembourg)	73,975
B2	110	[4]	Sensata Technologies BV, 8.00%, 5/01/14 (Netherlands)	105,600
CCC+	210	[4]	SS&C Technologies, Inc., 11.75%, 12/01/13	217,875
			STATS ChipPAC Ltd. (Singapore)
BB	105		6.75%, 11/15/11	98,306
BB	100		7.50%, 7/19/10	97,250
			Sungard Data Systems, Inc.,
B-	95		9.125%, 8/15/13	96,900
B-	230	[5]	9.973%, 8/15/13	240,350
B-	445		10.25%, 8/15/15	451,119
B	485		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	488,637
			UGS Corp.,
B-	305		10.00%, 6/01/12	329,019
B-	100	[4]	10.38%, 6/01/11	99,250

			Total Technology	3,241,056

			Telecommunications—15.0%
NR	2,000	[3]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	140,000
A2	182		AT&T Corp., 8.05%, 11/15/11	194,920
B+	455		Centennial Communications Corp., 8.125%, 2/01/14	442,487
BB-	405		Cincinnati Bell, Inc., 7.25%, 7/15/13	402,469
BB-	260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	269,100
B3	100	[5]	Hawaiian Telcom Communications, Inc., Ser. B, 10.789%, 5/01/13	101,500
			Intelsat Ltd. (Bermuda)
BB-	245		8.625%, 1/15/15	244,387
BB-	150	[4]	9.25%, 6/15/16	153,000
BB-	345	[5]	10.484%, 1/15/12	350,606
B	360	[4,5]	11.64%, 6/15/13	366,300
			Lucent Technologies, Inc.,
B1	135		6.45%, 3/15/29	114,919
B1	387		6.50%, 1/15/28	325,080
B+	445	[4]	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (Denmark)	459,462
B-	205		Nortel Networks Corp., 6.875%, 9/01/23 (Canada)	158,363
B-	340	[4,5]	Nortel Networks Ltd., 9.73%, 7/15/11 (Canada)	343,400
			PanAmSat Corp.,
BB	210		6.875%, 1/15/28	182,700
B	270		9.00%, 8/15/14	273,375
B	210	[4]	9.00%, 6/15/16	212,100
NR	600	[3]	PF Net Communications, Inc., 13.75%, 5/15/10	60
			Qwest Corp.,
BB+	600		7.875%, 9/01/11	616,500
BB+	230	[5]	8.579%, 6/15/13	246,100
BB+	125		9.125%, 3/15/12	134,063
			Rogers Wireless, Inc. (Canada)
BB+	35		7.25%, 12/15/12	35,525
BB	395		8.00%, 12/15/12	408,331
B+	375	[4]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	401,719
			Windstream Corp.,
BB+	200	[4]	8.125%, 8/01/13	207,500
BB+	320	[4]	8.625%, 8/01/16	332,400

			Total Telecommunications	7,116,366

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Transportation—2.6%
BB-	$ 140		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	$ 137,200
B	170		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	159,800
BB-	165	[4]	Hertz Corp., 8.875%, 1/01/14	172,425
B3	430		Horizon Lines LLC, 9.00%, 11/01/12	437,525
BB+	350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	333,813

			Total Transportation	1,240,763

			Total Corporate Bonds	62,669,488

			Bank Loans—2.8%
			Navistar Financial Corp.,
	130	[2]	LIBOR + 4.75%, 2/28/09	130,669
	870	[2]	LIBOR + 5.00%, 2/28/09	874,331
	327		NTL, Inc., Loan A, LIBOR + 5.00%, 3/23/11	326,225

			Total Bank Loans	1,331,225

	Shares

			Common Stocks—0.7%
	4,737	[6]	Critical Care Systems Intl., Inc.	22,419
	68,358		Globix Corp.	307,611
	14,992	[2]	Mattress Discounters Corp.	—

			Total Common Stocks	330,030

			Preferred Securities—0.1%
	1,098	[3]	Adelphia Business Solutions, Ser. B, Zero Coupon	—
	40,000		Superior Essex Holding Corp., Ser. A, 9.50%	32,000

			Total Preferred Securities	32,000

	Units
	(000)

			Warrants—0.0%
	1	[4,6,7]	Mattress Discounters Corp., expires 7/15/07, strike price $0.01, 4.85 shares for 1 warrant	—
	54	[6,7]	Neon Communications, Inc., expires 12/02/12	1
	1	[4,6,7]	PF. Net Communications, Inc., expires 5/15/10, strike price $0.01, 36.87243 shares for 1 warrant	—

			Total Warrants	1

			Total Long-Term Investments (cost $73,084,867)	64,362,744

	Principal
	Amount
	(000)

			SHORT-TERM INVESTMENT—4.8%
			U.S. Government and Agency Discount Note—4.8%
	$2,300	[8]	Federal Home Loan Bank Disc. Notes, 5.135%, 8/07/06 (cost $2,298,034)	2,298,034

			Total investments—140.1% (cost $75,382,9019)	$ 66,660,778
			Liabilities in excess of other assets (including $20,250,000 in reverse repurchase agreements payable)—(40.1)%	(19,088,743)

			Net Assets—100%	$ 47,572,035

[1]	Using the highest of Standard & Poor’s, Moody’s Investor Service or Fitch’s rating.
[2]	Security is fair valued.
[3]	Issuer is in default and/or bankruptcy.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 33.2% of its net assets, with a current market value of $15,809,806, in securities restricted as to resale.
[5]	Variable rate security. Rate shown is interest rate as of July 31, 2006.
[6]	Non-income producing security.
[7]	Illiquid security. As of July 31, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $1 in these securities.
[8]	Rate shown is the yield to maturity as of the date of purchase.
[9]	Cost for Federal income tax purposes is $75,414,172. The net unrealized depreciation on a tax basis is $8,753,394, consisting of $757,898 gross unrealized appreciation and $9,511,292 gross unrealized depreciation.

A category in the Corporate Bonds section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock High Yield Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006